Financial Instruments - Schedule of All Other Variables Remain Constant (Parentheticals) (Details) - USD [Member]	12 Months Ended
Dec. 31, 2025
Schedule of all Other Variables Remain Constant [Line Items]
Movement percentage, Strengthening	7.00%
Movement percentage, Weakening	7.00%